GCAT Depositor V LLC ABS-15G

Exhibit 99.31

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
570325323			Qualifying Total Monthly Liabilities	XXXXXX	XXXXXX	XXXXXX
576415850			Note Date	XXXXXX	XXXXXX	XXXXXX